Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 14,468	¥ 99,475	¥ 31,523
Gopher Asset Management Co., Ltd.
Related Party Transaction [Line Items]
Deferred revenue from related parties	12,822	88,158	¥ 31,523
Wanjia Win-Win
Related Party Transaction [Line Items]
Deferred revenue from related parties	146	1,006
Gopher Capital GP Ltd
Related Party Transaction [Line Items]
Deferred revenue from related parties	$ 1,500	¥ 10,311